Property, Equipment and Software (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Summary of property, equipment and software
Gross book value		¥ 5,544,557			¥ 8,031,428
Less: accumulated depreciation		(1,775,231)			(2,652,868)
Net book value		3,769,326		$ 782,280	5,378,560
Depreciation expense	¥ 954,700	522,200	¥ 312,900
Building and decoration
Summary of property, equipment and software
Gross book value		1,496,971			1,499,947
Leasehold improvements
Summary of property, equipment and software
Gross book value		98,278			176,174
Furniture, fixtures, office and other equipment
Summary of property, equipment and software
Gross book value		124,201			141,697
Vehicles
Summary of property, equipment and software
Gross book value		68,414			76,913
Servers and computers
Summary of property, equipment and software
Gross book value		2,583,270			3,885,881
Software
Summary of property, equipment and software
Gross book value		86,650			96,850
Construction in progress
Summary of property, equipment and software
Gross book value		¥ 1,086,773			¥ 2,153,966